Sep. 28, 2015

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Ultra-Short Investment Grade Fund

Effective on December 1, 2016, the following sections of the prospectus are supplemented as follows:

The following disclosure replaces existing disclosure contained in the "INVESTMENT OBJECTIVE" section of the summary section and "Fund Details" section of the fund's prospectus.

The fund seeks to provide current income consistent with the preservation of capital and liquidity.